Cover	Sep. 18, 2024
Cover [Abstract]
Entity Registrant Name	VISIUM TECHNOLOGIES, INC.
Entity Central Index Key	0001082733
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Sep. 18, 2024
Entity File Number	000-25753
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	87-0449667
Entity Address Address Line 1	4094 Majestic Lane
Entity Address Address Line 2	Suite 360
Entity Address City Or Town	Fairfax
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22033
City Area Code	703
Local Phone Number	273-0383
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false